Taxes on Income	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 12 — TAXES ON INCOME

Jeffs’ Brands and Top Rank are taxed according to Israeli tax laws. The corporate tax rate in Israel is 23% for 2022 and thereafter.

Smart Pro, Purex Jeffs Brands Holdings Inc and Fort US are taxed according to U.S. federal California state and Delaware state laws. The blended corporate tax rate is 28% for 2022 and thereafter.

Fort is taxed according to UK tax law. The corporate tax rate was 19% until March 2024 and 25% thereafter.

Capital gains are subject to capital gain tax according to the corporate tax rate for the year during which the assets are sold.

For financial reporting purposes loss before taxes includes the following components:

	Year ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Israel	(5,467)	(2,866)	(2,081)
Foreign	(2,027)	(1,700)	(126)

	(7,494)	(4,566)	(2,207)

Income tax expense (benefit) was as follows:

	Year ended December 31
	2024	2023	2022
Current:	U.S. dollars in thousands
Israel	8	7	-
Foreign	101	78	12
Total current income tax expense	109	85	12
Deferred:
Israel		-	-
Foreign	201	(53)	(18)
Total deferred tax expenses (income)	201	(53)	(18)
Total tax expense (benefit)	310	32	(6)

A reconciliation of the Group’s statutory income tax rate to effective income tax rate is as follows:

	December 31,
	2024	2023	2022
	U.S. dollars in thousands
Loss before taxes on income	(7,494)	(4,566)	(2,207)
Statutory tax rate	23%	23%	23%
Tax (tax benefit) computed at the statutory tax rate	(1,724)	(1,050)	(508)
Increase (decrease) in taxes on income resulting from the following:
Tax rate differences applicable to subsidiaries	(525)	(46)	(110)
Previous years taxes	18	-	-
Tax losses and timing differences for which deferred taxes were not recognized	2,541	1,128	612
Taxes on income	310	32	(6)

Deferred taxes are comprised of the following components:

	Year ended December 31,
	2024	2023
	U.S. dollars in thousands
Deferred tax asset
Intangible assets	487	388
Investment accounted for using the equity method	511	262
Operating lease right of use asset	72	28
Operating loss carryforward	2,719	1,578
Total deferred tax assets	3,789	2,256
Valuation allowance	(3,717)	(2,060)
Total deferred tax assets after valuation allowance	72	196

Deferred tax liabilities

Fixed asset	33	-
Operating lease liability	72	28
Total deferred tax liability	105	28

Net deferred tax (liability) assets	(33)	168

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.

Carry forward tax losses of Jeffs’ Brands were $10,002 thousand and $6,418 thousand as of December 31, 2024 and 2023, respectively. Jeffs’ Brands did not record deferred tax assets in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future. There is no expiration on net operating loss carryforwards in Israel.

Carry forward tax losses of Smart Pro were $1,494 thousand and $362 thousand as of December 31, 2024 and 2023, respectively. Smart Pro did not record deferred tax assets in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future. There is no expiration on net operating loss carryforwards in the United States.

Fort, Jeffs’ Brands Holdings and Fort US did not have any net operating loss carryforwards as of December 31, 2024, and 2023. The net deferred tax asset as of December 31, 2023 is with respect to Smart Pro. The net deferred tax liability in 2024 is with respect to Fort.